Investments - Change in unrealized net capital gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ (1,753)	$ 877	$ 1,163
Amounts recognized for:
Insurance reserves	378	(370)	(126)
DAC and DSI	378	(150)	(178)
Amounts recognized	756	(520)	(304)
Deferred income taxes	210	(75)	(180)
(Decrease) increase in unrealized net capital gains and losses, after-tax	(787)	282	679
EMA limited partnerships
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	2	0	(2)
Fixed income securities
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	(1,755)	877	1,165
Short-term investments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	0	0	0
Derivative instruments
Change in Unrealized Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss)
Change in unrealized net capital gains and losses	$ 0	$ 0	$ 0